August 13, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Money Market Fund (the "Fund")
         File No. 33-16706/811-5300


Dear Sirs/Madams:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that (i) the form of prospectus and statement of additional information that the Fund would have filed under Rule 497(c) under the Act would not have differed from the prospectus and statement of additional information contained in the Fund's most recent post-effective amendment (Post-Effective Amendment No. 15 to Registration Statement No. 33-16706/811-5300) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on August 1, 1997.

     Please acknowledge receipt of this transmission by responding to the CompuServe mailbox number provided.



                                           Very truly yours,

                                           EVERGREEN MONEY MARKET FUND

                                           /s/ John J. Pileggi

                                           John J. Pileggi
                                           President